Share-based Compensation - Schedule of Omnibus Incentive Plan (Details) - Restricted Stock Units And Performance Shares - Omnibus Incentive Plan shares in Millions	12 Months Ended
Mar. 31, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares) | shares	11
Granted (in shares) | shares	14
Vested (in shares) | shares	(5)
Cancelled and forfeited (in shares) | shares	(2)
Outstanding, ending of period (in shares) | shares	18
Weighted Average Grant Date Fair Value Per RSU
Outstanding, beginning of period (in dollars per share) | $ / shares	$ 118.24
Granted (in dollars per share) | $ / shares	121.69
Vested (in dollars per share) | $ / shares	117.34
Cancelled and forfeited (in dollars per share) | $ / shares	124.91
Outstanding, ending of period (in dollars per share) | $ / shares	$ 120.64